Results - Summary of research and development expenditure by program (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Research and Development [Line Items]
Total research and development expenditure	€ (94,372)	€ (81,680)	€ (177,567)	€ (151,444)
Filgotinib Program [Member]
Research and Development [Line Items]
Total research and development expenditure			(30,406)	(32,210)
CF program (partnered)
Research and Development [Line Items]
Total research and development expenditure			(1,793)	(21,014)
IPF program on GLPG1690 (proprietary)
Research and Development [Line Items]
Total research and development expenditure			(41,668)	(24,107)
OA program on GLPG1972 (partnered)
Research and Development [Line Items]
Total research and development expenditure			(9,733)	(7,621)
AtD program on MOR106 (partnered)
Research and Development [Line Items]
Total research and development expenditure			(12,460)	(7,661)
Other
Research and Development [Line Items]
Total research and development expenditure			€ (81,507)	€ (58,832)